Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share
Summary of Basic and diluted loss per share

	Year ended
	December 31,
	2021	2020 (As Restated)
Numerator:
Net loss	$(109,130)	$(56,754)
Less: Net income (loss) attributable to redeemable non-controlling interest	(7,399)	407
Net loss attributable to Curaleaf Holdings, Inc. — basic and diluted	$(101,731)	$(57,161)
Denominator:
Weighted average SVS outstanding — basic and diluted	698,759,274	557,192,899
Loss per share — basic and diluted	$(0.15)	$(0.10)

Schedule of anti-dilutive shares excluded from computation of diluted loss per share

	Year ended
	December 31,
	2021	2020 (As Restated)
Options to purchase SVS	23,588,635	25,915,656